Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Plan's interest in Master Trust income	$ 1,808
Interest income on notes receivable from participants	19
Participant	779
Employer	282
Total contributions	1,061
Total additions to net assets	2,888
Benefits paid to participants	1,365
Administrative expenses	20
Total deductions from net assets	1,385
EBP, Change in Net Asset Available for Benefit Before Plan Transfers, Increase (Decrease)	1,503
Transfer of assets into the Plan (Note 8)	24
Net increase	1,527
Net assets available for benefits	$ 15,730